Cash and cash equivalents:	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents:
Cash and cash equivalents:

Note 5 - Cash and cash equivalents:

	December 31,
	2021		2022

Cash held at banks	Ps.	6,589,294	Ps.	7,667,651
Short term investments		2,180,768		5,507,340
Total cash and cash equivalents	Ps.	8,770,062	Ps.	13,174,991

5.1) Restricted cash

Aerostar

In accordance with Aerostar's long-term bond placement contracts, it is required to maintain debt reserves and operating expenses, under two options described in the contract: 1) cash, through a specific bank account or 2) letter qualified credit. Until February 2022, this requirement was covered by the letter of credit issued by Aerostar stockholders in favor of Citibank, which generated commissions (recognized as an expense) thus having the guarantee of a third party. Derived from Aerostar's available liquidity, as of March 2022, the Administration decided to meet these reserves with the cash that was available, for which, through a specific bank account, it maintains the amount that is restricted for reserves. The Company does not have immediate access to these resources because it is required to maintain reserves at all times and the use of these reserves is subject to authorizations in accordance with the bond placement agreements. These deposits are subject to contractual restrictions and therefore are not available for general use. As of December 31, 2022, the restricted cash balance amounts to Ps.1,175,622.

As of December 31, 2021 and 2022, restricted cash include the amounts collected by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA of Ps.123,081 and Ps.96,485, respectively.  (See Notes 15.d and 17.6.).

Mexico

On November 17, 2022, the subsidiary Cancun Airport, as settlor, established an irrevocable trust with the trustee Scotiabank Inverlat, S.A., for the creation of a financial reserve that allows the airport to face their respective investment obligations under the 2022 Master Development Program for the amount of Ps.148,621. The trust will be established until December 31, 2023. The trustee will receive instructions from the Trust’s Technical Committee to make the payments pursuant to its investment obligations. These deposits are subject to restrictions established by the contract itself and therefore are not available for general use.